Employees - Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Total Assets	€ 26,686	€ 24,023
Equities Total	5,225	8,184
Fixed Income Total	15,404	11,693
Private Equity	518	347
Property and Real Estate	1,894	1,623
Hedge Funds	456	380
Other	2,504	1,167
Other Plans	421	370
Derivatives	264	259
Government bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	8,818	5,457
Investment grade corporate bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	2,806	2,818
Other Fixed Income
Disclosure of fair value of plan assets [line items]
Fixed Income Total	3,780	3,418
Europe
Disclosure of fair value of plan assets [line items]
Equities Total	1,192	1,864
North America
Disclosure of fair value of plan assets [line items]
Equities Total	2,860	4,381
Other countries
Disclosure of fair value of plan assets [line items]
Equities Total	1,173	1,939
UK
Disclosure of fair value of plan assets [line items]
Total Assets	14,332	12,499
Equities Total	1,714	4,653
Fixed Income Total	8,875	5,819
Private Equity	424	274
Property and Real Estate	1,021	835
Hedge Funds	381	318
Other	1,823	470
Other Plans	0	0
Derivatives	94	130
UK | Government bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	6,243	3,292
UK | Investment grade corporate bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,160	1,167
UK | Other Fixed Income
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,472	1,360
UK | Europe
Disclosure of fair value of plan assets [line items]
Equities Total	352	921
UK | North America
Disclosure of fair value of plan assets [line items]
Equities Total	1,030	2,740
UK | Other countries
Disclosure of fair value of plan assets [line items]
Equities Total	332	992
The Netherlands
Disclosure of fair value of plan assets [line items]
Total Assets	6,099	5,587
Equities Total	1,676	1,837
Fixed Income Total	3,353	2,766
Private Equity	77	64
Property and Real Estate	517	456
Hedge Funds	0	0
Other	322	320
Other Plans	0	0
Derivatives	154	144
The Netherlands | Government bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,179	798
The Netherlands | Investment grade corporate bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	537	540
The Netherlands | Other Fixed Income
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,637	1,428
The Netherlands | Europe
Disclosure of fair value of plan assets [line items]
Equities Total	271	437
The Netherlands | North America
Disclosure of fair value of plan assets [line items]
Equities Total	1,001	894
The Netherlands | Other countries
Disclosure of fair value of plan assets [line items]
Equities Total	404	506
Rest of world
Disclosure of fair value of plan assets [line items]
Total Assets	6,255	5,937
Equities Total	1,835	1,694
Fixed Income Total	3,176	3,108
Private Equity	17	9
Property and Real Estate	356	332
Hedge Funds	75	62
Other	359	377
Other Plans	421	370
Derivatives	16	(15)
Rest of world | Government bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,396	1,367
Rest of world | Investment grade corporate bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,109	1,111
Rest of world | Other Fixed Income
Disclosure of fair value of plan assets [line items]
Fixed Income Total	671	630
Rest of world | Europe
Disclosure of fair value of plan assets [line items]
Equities Total	569	506
Rest of world | North America
Disclosure of fair value of plan assets [line items]
Equities Total	829	747
Rest of world | Other countries
Disclosure of fair value of plan assets [line items]
Equities Total	€ 437	€ 441